Subsequent Event - Additional Information (Detail) - Subsequent Event [Member]	Jan. 26, 2018 $ / shares
Subsequent Event [Line Items]
Dividend declared date	Jan. 26, 2018
Dividend declared per share	$ 0.07
Dividend record date	Feb. 09, 2018